Label	Element	Value
Class A Shares | AB Growth and Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AB VPS Growth and Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and Examples below do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Contractholders that invest in the Portfolio should refer to the variable contract prospectus for a description of fees and expenses that apply to Contractholders. Inclusion of these charges would increase the fees and expenses in the Annual Portfolio Operating Expenses table and Examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are trading at attractive valuations that have strong or improving business models. The Adviser monitors the fundamental performance of the Portfolio’s investments for signs of future financial success. The Adviser relies heavily upon the fundamental analysis and research of its dedicated investment team for the Portfolio in conducting research and making investment decisions. The team initially screens a primary research universe of largely U.S. companies for attractive security valuation and business model characteristics. Once appropriate candidates have been identified for further analysis, the team conducts fundamental research to better understand the company’s business model. In evaluating a company for potential inclusion in the Portfolio, the Adviser takes into account many factors that it believes bear on the company’s ability to perform in the future, including attractive free cash flow valuations, high levels of profitability, stable‑to‑improving balance sheets, and management teams that are good stewards of shareholder capital.
The Adviser recognizes that the perception of “value” is relative and often defined by the future economic performance of the company. As a result of how individual companies are valued in the market, the Portfolio may be attracted to investments in companies with different market capitalizations (i.e., large-, mid‑ or small-capitalization) or companies engaged in particular types of businesses, although the Portfolio does not intend to concentrate in any particular sectors or industries. At any period in time, the Portfolio’s portfolio emphasis upon particular industries or sectors will be a by‑product of the stock selection process rather than the result of assigned targets or ranges.
The Portfolio may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Portfolio may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of exchange-traded funds, or ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Portfolio’s portfolio from a decline in value, sometimes within certain ranges.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Market Risk: The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing, such as the Portfolio’s value approach, may be underperforming the market generally.

•
Capitalization Risk: Investments in small- and mid‑capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid‑capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

•
Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. Derivatives, especially over‑the‑counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

•
Management Risk: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and
•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
The performance information does not take into account separate account charges. If separate account charges were included, an investor’s return would be lower. The Portfolio’s past performance, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Portfolio’s performance changed from year to year over ten years; and how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information does not take into account separate account charges. If separate account charges were included, an investor’s return would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio’s: Best Quarter was up 17.96%, 4th quarter, 2020; and Worst Quarter was down -26.42%, 1st quarter, 2020.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2021)
Class A Shares | AB Growth and Income Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	none	[1]
Other Expenses	rr_Component3OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	0.59%
After 1 Year	rr_ExpenseExampleYear01	$ 60
After 3 Years	rr_ExpenseExampleYear03	189
After 5 Years	rr_ExpenseExampleYear05	329
After 10 Years	rr_ExpenseExampleYear10	$ 738
2012	rr_AnnualReturn2012	17.53%
2013	rr_AnnualReturn2013	34.96%
2014	rr_AnnualReturn2014	9.54%
2015	rr_AnnualReturn2015	1.70%
2016	rr_AnnualReturn2016	11.30%
2017	rr_AnnualReturn2017	18.93%
2018	rr_AnnualReturn2018	(5.61%)
2019	rr_AnnualReturn2019	23.91%
2020	rr_AnnualReturn2020	2.72%
2021	rr_AnnualReturn2021	28.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.42%)
1 Year	rr_AverageAnnualReturnYear01	28.15%
5 Years	rr_AverageAnnualReturnYear05	12.86%
10 Years	rr_AverageAnnualReturnYear10	13.67%
Class A Shares | AB Growth and Income Portfolio | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.16%
5 Years	rr_AverageAnnualReturnYear05	11.16%
10 Years	rr_AverageAnnualReturnYear10	12.97%

[1]	Amount is less than .01%.